Quarterly Holdings Report
for

Fidelity® Health Savings Fund

June 30, 2020

HSF-QTLY-0820
1.9897531.100

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 23.8%
	Shares	Value
Fidelity Communication Services Central Fund (a)	273	$62,314
Fidelity Consumer Discretionary Central Fund (a)	194	71,163
Fidelity Consumer Staples Central Fund (a)	243	48,429
Fidelity Emerging Markets Equity Central Fund (a)	617	134,410
Fidelity Energy Central Fund (a)	328	21,556
Fidelity Financials Central Fund (a)	1,408	121,942
Fidelity Health Care Central Fund (a)	215	113,504
Fidelity Industrials Central Fund (a)	263	67,216
Fidelity Information Technology Central Fund (a)	349	189,206
Fidelity International Equity Central Fund (a)	2,726	214,378
Fidelity Materials Central Fund (a)	90	16,452
Fidelity Real Estate Equity Central Fund (a)	195	20,549
Fidelity Utilities Central Fund (a)	150	25,118
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,053,135)		1,106,237

Fixed-Income Central Funds - 44.9%
High Yield Fixed-Income Funds - 12.1%
Fidelity Emerging Markets Debt Central Fund (a)	52,359	464,421
Fidelity Floating Rate Central Fund (a)	223	20,960
Fidelity High Income Central Fund (a)	775	78,729

TOTAL HIGH YIELD FIXED-INCOME FUNDS		564,110

Investment Grade Fixed-Income Funds - 32.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	7,008	745,831
Fidelity Investment Grade Bond Central Fund (a)	6,616	778,332

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,524,163

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,061,040)		2,088,273

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 0.12% (b)
(Cost $886)	886	886

Investment Companies - 4.3%
JPMorgan BetaBuilders Japan ETF	2,537	58,173
Market Vectors Gold Miners ETF	3,843	140,961
TOTAL INVESTMENT COMPANIES
(Cost $164,417)		199,134

Fixed-Income Funds - 27.0%
Fidelity International Bond Index Fund (c)	88,582	890,247
Fidelity Long-Term Treasury Bond Index Fund (c)	21,547	365,436
TOTAL FIXED-INCOME FUNDS
(Cost $1,241,254)		1,255,683
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,520,732)		4,650,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,575
NET ASSETS - 100%		$4,651,788

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Fidelity Communication Services Central Fund	46
Fidelity Consumer Discretionary Central Fund	124
Fidelity Consumer Staples Central Fund	230
Fidelity Emerging Markets Debt Central Fund	4,996
Fidelity Emerging Markets Equity Central Fund	450
Fidelity Energy Central Fund	206
Fidelity Financials Central Fund	910
Fidelity Floating Rate Central Fund	219
Fidelity Health Care Central Fund	351
Fidelity High Income Central Fund	723
Fidelity Industrials Central Fund	226
Fidelity Inflation-Protected Bond Index Central Fund	542
Fidelity Information Technology Central Fund	1,052
Fidelity International Equity Central Fund	1,184
Fidelity Investment Grade Bond Central Fund	4,108
Fidelity Materials Central Fund	45
Fidelity Real Estate Equity Central Fund	125
Fidelity Utilities Central Fund	157
Total	$15,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$--	$72,852	$14,113	$(803)	$4,378	$62,314	0.0%
Fidelity Consumer Discretionary Central Fund	--	82,165	16,349	(1,062)	6,409	71,163	0.0%
Fidelity Consumer Staples Central Fund	--	56,864	8,152	(548)	265	48,429	0.0%
Fidelity Emerging Markets Debt Central Fund	--	471,678	5,547	(531)	(1,179)	464,421	0.0%
Fidelity Emerging Markets Equity Central Fund	--	163,062	29,981	(5,112)	6,441	134,410	0.0%
Fidelity Energy Central Fund	--	30,061	7,326	(1,252)	73	21,556	0.0%
Fidelity Financials Central Fund	--	157,611	29,591	(3,223)	(2,855)	121,942	0.0%
Fidelity Floating Rate Central Fund	--	21,408	17	(1)	(430)	20,960	0.0%
Fidelity Health Care Central Fund	--	128,181	23,111	(1,005)	9,439	113,504	0.0%
Fidelity High Income Central Fund	--	77,754	50	(4)	1,029	78,729	0.0%
Fidelity Industrials Central Fund	--	82,864	14,188	(1,626)	166	67,216	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	--	744,730	10,770	(122)	11,993	745,831	0.0%
Fidelity Information Technology Central Fund	--	214,426	47,195	(1,896)	23,871	189,206	0.0%
Fidelity International Equity Central Fund	--	272,090	59,066	(4,726)	6,080	214,378	0.0%
Fidelity Investment Grade Bond Central Fund	--	847,506	83,457	(1,536)	15,819	778,332	0.0%
Fidelity Materials Central Fund	--	19,317	3,545	(376)	1,056	16,452	0.0%
Fidelity Real Estate Equity Central Fund	--	41,809	14,705	(5,621)	(934)	20,549	0.0%
Fidelity Utilities Central Fund	--	31,604	4,609	(590)	(1,287)	25,118	0.0%
Total	$--	$3,515,982	$371,772	$(30,034)	$80,334	$3,194,510

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Bond Index Fund	$--	$943,027	$56,270	$341	$(852)	$4,342	$890,247
Fidelity Long-Term Treasury Bond Index Fund	--	505,232	157,106	1,655	7,222	10,088	365,436
Total	$--	$1,448,259	$213,376	$1,996	$6,370	$14,430	$1,255,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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